UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 2009

Check here if Amendment [ ]; Amendment Number:

This Amendment: [ ] is a restatement.
                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        PENN DAVIS MCFARLAND, INC.
Address:     2626 COLE AVE.
             SUITE 504
             DALLAS, TEXAS 75204

Form 13F File Number: 28-05623

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        JOHN S. MCFARLAND
Title:       PRESIDENT
Phone:       214-871-2772

Signature, Place, and Date of Signing:

JOHN S. MCFARLAND                       DALLAS, TEXAS                  4/07/09
------------------------------          --------------------          --------
Signature                               City, State                   Date

Report Type:

[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:               34

Form 13F Information Table Value Total:         $252,212

List of Other Included Managers:
NONE
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
                                                    FORM 13F INFORMATION TABLE

            COLUMN 1             COLUMN 2 COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7            COLUMN 8
-------------------------------- -------- --------- -------- ---------------------- -------- ------------ --------------------------
                                  TITLE    CUSIP     VALUE     SHARES /    SH/ PUT/ INVSTMT     OTHER          VOTING AUTHORITY
         NAME OF ISSUER          OF CLASS  NUMBER   (x$1000) PRINCIPAL AMT PRN CALL DSCRETN    MANAGERS     SOLE    SHARED    NONE
-------------------------------- -------- --------- -------- ------------- --- ---- -------- ------------ -------- -------- --------
ARRIS GROUP, INC.                COMMON   04269Q100      111         15000 SH       SOLE                     15000
BARRICK GOLD CORPORATION         COMMON   067901108    21476        662435 SH       SOLE                    662435
CHEVRON CORPORATION              COMMON   166764100      712         10585 SH       SOLE                     10585
CISCO SYSTEMS                    COMMON   17275R102    12415        740306 SH       SOLE                    740306
CONV.SOLUTIONS                   COMMON   21254V100        0         12000 SH       SOLE                     12000
DISH NETWORK CORP. CLASS A       COMMON   278762109     2142         56800 SH       SOLE                     56800
ECHOSTAR HOLDING CORP.           COMMON   278768106      168         11360 SH       SOLE                     11360
ELECTRONIC ARTS INC.             COMMON   285512109      371         20385 SH       SOLE                     20385
ENERGY TRANSFER EQUITY, L.P.     COMMON   29273V100    16840        796990 SH       SOLE                    796990
ENTERPRISE PRODUCTS PARTNERS L.P COMMON   293792107    20498        921250 SH       SOLE                    921250
EXXON MOBIL CORP                 COMMON   30231G102     1655         24296 SH       SOLE                     24296
GENERAL ELECTRIC CO.             COMMON   369604103     7413        733190 SH       SOLE                    733190
GOLDCORP, INC                    COMMON   380956409    11678        350467 SH       SOLE                    350467
GOOGLE, INC.                     COMMON   38259P508      231           664 SH       SOLE                       664
HONEYWELL INTERNATIONAL INC.     COMMON   438516106      614         22049 SH       SOLE                     22049
MSCI SINGAPORE INDEX FUND        COMMON   464286673     1350        214320 SH       SOLE                    214320
MSCI HONG KONG INDEX FUND        COMMON   464286871     1454        142940 SH       SOLE                    142940
MICROSOFT CORP                   COMMON   594918104     7764        422640 SH       SOLE                    422640
NALCO HOLDING CO.                COMMON   62985Q101     6167        471865 SH       SOLE                    471865
NOBLE ENERGY                     COMMON   655044105    14342        266189 SH       SOLE                    266189
ORACLE CORP.                     COMMON   68389X105     9238        511215 SH       SOLE                    511215
PEPSICO INC.                     COMMON   71344810       220          4265 SH       SOLE                      4265
PFIZER INC.                      COMMON   717081103    10251        752668 SH       SOLE                    752668
QUALCOMM, INC.                   COMMON   747525103    42077       1081395 SH       SOLE                   1081395
SOUTHWEST AIRLINES               COMMON   844741108       73         11505 SH       SOLE                     11505
SOUTHWESTERN ENERGY              COMMON   845467109    10712        360810 SH       SOLE                    360810
SUNRISE SENIOR LIVING            COMMON   86768K106      307        451415 SH       SOLE                    451415
UNILEVER PLC                     COMMON   904767704     6801        359295 SH       SOLE                    359295
UNITED NATURAL FOODS, INC.       COMMON   911163103    11440        603043 SH       SOLE                    603043
WELLPOINT, INC.                  COMMON   94973V107     9452        248920 SH       SOLE                    248920
WESTERN GAS PARTNERS, LP         COMMON   958254104     9262        622430 SH       SOLE                    622430
WISDOMTREE INDIA EARNINGS FUND   COMMON   97717W422     1152        105325 SH       SOLE                    105325
XTO ENERGY                       COMMON   98385X106     5021        163985 SH       SOLE                    163985
ACCENTURE, LTD                   COMMON   G1150G111     8805        320295 SH       SOLE                    320295